Note 19 - Stock Options and Nonvested Shares (Details) - Fair Value Assumptions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Note 19 - Stock Options and Nonvested Shares (Details) - Fair Value Assumptions [Line Items]
Weighted average risk free rate of return	1.32%
Weighted average expected option life (in years)	6 years 313 days
Expected volatility rate	77.81%
Minimum [Member] | 2014 Stock Incentive Plan [Member]
Note 19 - Stock Options and Nonvested Shares (Details) - Fair Value Assumptions [Line Items]
Weighted average risk free rate of return		1.39%
Weighted average expected option life (in years)		6 years 299 days
Expected volatility rate		77.74%
Maximum [Member] | 2014 Stock Incentive Plan [Member]
Note 19 - Stock Options and Nonvested Shares (Details) - Fair Value Assumptions [Line Items]
Weighted average risk free rate of return		1.62%
Weighted average expected option life (in years)		6 years 317 days
Expected volatility rate		79.37%